Reverse Recapitalization and Acquisitions of subsidiaries - Assets and liabilities assumed (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 14, 2025	Mar. 10, 2025
Disclosure of detailed information about business combination [line items]
Other financial liabilities	¥ (2,347)
Next Finance Tech Co, Ltd.
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		¥ 29
Other financial assets		3
Other assets		2
Property and equipment		2
Crypto asset held (non-current)		21
Other financial assets (non-current)		1
Deferred tax assets		49
Other financial liabilities		(5)
Net assets (liabilities)		¥ 102	¥ 102